Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000008547 | FNMA_0.875_2030-08-05
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008547 | FHLB_5.5_2036-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008547 | FNMA_5.625_2037-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008547 | FNMA_6.625_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008547 | FHLB_3.25_2028-11-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008547 | FNMA_2.5_2051-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008547 | FHLB_4.25_2027-12-10
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008547 | FHLMC_1.297_2030-06-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008547 | FHLMC_3.5_2052-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008547 | FHLMC_4_2052-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008547 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000008547 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000008547 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	30.40%
C000008547 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	1.00%
C000008547 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000008547 | InvestmentType_Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.30%
C000008547 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	1.50%
C000008547 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000008547 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000008547 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	53.90%
C000035282 | FNMA_0.875_2030-08-05
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035282 | FHLB_5.5_2036-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035282 | FNMA_5.625_2037-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035282 | FNMA_6.625_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035282 | FHLB_3.25_2028-11-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035282 | FNMA_2.5_2051-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035282 | FHLB_4.25_2027-12-10
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035282 | FHLMC_1.297_2030-06-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035282 | FHLMC_3.5_2052-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035282 | FHLMC_4_2052-10-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035282 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000035282 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000035282 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	30.40%
C000035282 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	1.00%
C000035282 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000035282 | InvestmentType_Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.30%
C000035282 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	1.50%
C000035282 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000035282 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000035282 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	53.90%
C000008549 | 874039100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008549 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008549 | 45104G104 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008549 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008549 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008549 | 40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008549 | 97651M109 | Wipro Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008549 | 17133Q502 | Chunghwa Telecom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008549 | 456788108 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008549 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008549 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008549 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008549 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008549 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008549 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008549 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008549 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008549 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008549 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000008549 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000008549 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.80%
C000008549 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	11.60%
C000008549 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	87.60%
C000035283 | 874039100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000035283 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035283 | 45104G104 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035283 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035283 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035283 | 40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035283 | 97651M109 | Wipro Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035283 | 17133Q502 | Chunghwa Telecom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035283 | 456788108 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035283 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035283 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035283 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035283 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035283 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035283 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000035283 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000035283 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000035283 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000035283 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000035283 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000035283 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000035283 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.80%
C000035283 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	11.60%
C000035283 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	87.60%
C000008551 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008551 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008551 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008551 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008551 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008551 | 58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008551 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008551 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008551 | N53745100 | LyondellBasell Industries N.V., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008551 | 235851102 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008551 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000008551 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	2.40%
C000008551 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000008551 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.20%
C000035284 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035284 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035284 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035284 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035284 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035284 | 58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035284 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035284 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035284 | N53745100 | LyondellBasell Industries N.V., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035284 | 235851102 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035284 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000035284 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	2.40%
C000035284 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000035284 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.20%
C000047793 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000047793 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000047793 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000047793 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000047793 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047793 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047793 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047793 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047793 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047793 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047793 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047793 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047793 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000047793 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.00%
C000047795 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000047795 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000047795 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000047795 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000047795 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047795 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047795 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047795 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047795 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047795 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047795 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047795 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047795 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000047795 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.00%
C000047796 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047796 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047796 | 002896207 | Abercrombie & Fitch Co., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047796 | 11040G103 | Bristow Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047796 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047796 | 45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047796 | 056525108 | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047796 | 12662P108 | CVR Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047796 | 78463M107 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047796 | 806037107 | ScanSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047796 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.70%
C000047796 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	21.20%
C000047796 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000047796 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	77.90%
C000047796 | InvestmentType_Rights
Holdings [Line Items]
Percent of Total Investments	0.00%
C000047798 | G3323L100 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047798 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047798 | 002896207 | Abercrombie & Fitch Co., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047798 | 11040G103 | Bristow Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047798 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047798 | 45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047798 | 056525108 | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047798 | 12662P108 | CVR Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047798 | 78463M107 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047798 | 806037107 | ScanSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047798 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.70%
C000047798 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	21.20%
C000047798 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
C000047798 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	77.90%
C000047798 | InvestmentType_Rights
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080567 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000080567 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080567 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000080567 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000080567 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080567 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080567 | InvestmentType_Affiliated Mutual Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000080568 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000080568 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000080568 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000080568 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000080568 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000080568 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080568 | InvestmentType_Affiliated Mutual Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000080569 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000080569 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000080569 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000080569 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000080569 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000080569 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080569 | InvestmentType_Affiliated Mutual Funds
Holdings [Line Items]
Percent of Total Investments	100.00%